Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

17. SEGMENT INFORMATION

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting, as amended by Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Company continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary.

The Company’s chief operating decision maker (“CODM”) is the Mr. Danny Tze Ching Wong. The CODM regularly reviews financial information, including segment revenue, gross profit, significant segment expenses (selling expenses and general and administrative expenses), segment net income (loss), and segment assets to evaluate segment performance and allocate resources accordingly.

Based on the internal management reporting and assessment, the Company determined that it operates in two reportable segments: Hong Kong Trading and Vietnam Manufacturing for the years ended March 31, 2026 and 2025. And there was only one segment for the year ended March 31, 2024. Segment net income (loss) excludes general corporate administrative expenses and selling expense including corporate functional costs relating to legal and professional expenses and share-based compensation that are managed centrally at the corporate level and are excluded from the measure of segment performance reviewed by the CODM.

The following tables present the Company’s segment information for the year ended March 31, 2026 and 2025:

	2025	2026
	USD	USD
Revenue
— Hong Kong Trading	39,003,807	41,891,540
— Vietnam Manufacturing	546,560	2,659,685
Elimination of internal transaction	(465,277)	(2,322,468)
Toal Revenue	39,075,090	42,228,757
Cost of sales
— Hong Kong Trading	27,898,276	28,162,843
— Vietnam Manufacturing	384,852	2,010,445
Elimination of internal transaction	(465,277)	(2,287,296)
Total Cost of sales	27,817,851	27,885,992
Gross Profit
— Hong Kong Trading	11,105,531	13,728,697
— Vietnam Manufacturing	151,708	614,068
Total Gross Profit	11,257,239	14,342,765
Selling Expenses
— Hong Kong Trading	2,663,823	3,058,826
— Vietnam Manufacturing	-	130,200
— Corporate	654,595	1,241,651
Total Selling expenses	3,318,418	4,430,677
General and Administrative Expenses
— Hong Kong Trading	4,817,053	6,097,163
— Vietnam Manufacturing	317,654	372,081
— Corporate	405,857	486,331
Total General and Administrative expenses	5,540,564	6,955,575
Segment net income (loss)
— Hong Kong Trading	3,723,602	4,482,762
— Vietnam Manufacturing	(165,116)	52,210
— Corporate	(1,046,146)	(1,727,966)
Total Segment net income (loss)	2,512,340	2,807,006
Segment assets
— Hong Kong Trading	20,702,700	25,433,760
— Vietnam Manufacturing	2,670,737	3,635,206
— Corporate	5,206,104	3,485,590
Elimination of internal transaction	(5,125,404)	(4,583,113)
Total Segment assets	23,454,137	27,971,443
Capital expenditure
— Hong Kong Trading	36,580	410,129
— Vietnam Manufacturing	984,915	283,603
Total Capital expenditure	1,021,495	693,732
Long-lived assets
— Hong Kong Trading	2,553,768	3,112,145
— Vietnam Manufacturing	1,654,002	1,624,257
Total Long-lived assets	4,207,770	4,736,402